Loan Receivable - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 19, 2012	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Term loan facility	$ 1,000,000
Repayment of term loan facility		$ 1,000,000
Loss recognized on settlement of term loan		(918,000)
Interest received pursued, amount		$ 0
Term Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Percentage of interest on Term loan facility	15.00%		15.00%
Term loan maturity date	Oct. 18, 2017